Liabilities Related to Business Combinations and to Non-Controlling Interests - Summary of Maximum Amount of Contingent Consideration Payable and Firm Commitments to Buy Out Non-Controlling Interests (Parenthetical) (Detail) - EUR (€)
€ in Billions
12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of maximum amount of contingent consideration payable and firm commitments to buy out non-controlling interests [Abstract]
Commitments relating to contingent consideration in connection with business combinations Bayer	[1]	€ 1.4	€ 1.8	€ 1.9
Commitments relating to contingent consideration of which CVR issued in connection with the Genzyme acquisition	[1]	€ 2.2	€ 2.5	€ 2.6

[1]	This line does not include put options granted to non-controlling interests.